UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 82.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 3.3%
Bombardier, Inc., 6.125%, 1/15/23(1)	$500	$482,820
Bombardier, Inc., 7.75%, 3/15/20(1)	300	310,125
TransDigm, Inc., 5.50%, 10/15/20	500	500,937
TransDigm, Inc., 6.00%, 7/15/22	500	505,000

		$1,798,882

Air Transportation — 2.5%
Air Canada, 7.75%, 4/15/21(1)	$500	$535,625
American Airlines Group, Inc., 5.50%, 10/1/19(1)	500	505,625
United Continental Holdings, Inc., 4.25%, 10/1/22	65	64,269
United Continental Holdings, Inc., 6.00%, 12/1/20	250	257,812

		$1,363,331

Automotive & Auto Parts — 3.5%
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/20	$500	$503,750
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	250	256,253
IHO Verwaltungs GmbH, 4.125%, (4.125% Cash or 4.875% PIK), 9/15/21(1)(2)	750	736,875
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	418,776

		$1,915,654

Banks & Thrifts — 1.9%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$505,000
CIT Group, Inc., 5.00%, 8/15/22	500	513,750

		$1,018,750

Broadcasting — 3.2%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$498,750
Netflix, Inc., 5.50%, 2/15/22	500	520,900
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	742,500

		$1,762,150

Building Materials — 1.0%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$63	$60,323
WESCO Distribution, Inc., 5.375%, 12/15/21	500	505,625

		$565,948

Cable/Satellite TV — 2.1%
Altice Luxembourg SA, 7.75%, 5/15/22(1)	$360	$350,550
Cablevision Systems Corp., 8.00%, 4/15/20	500	521,250
DISH DBS Corp., 5.125%, 5/1/20	250	251,250

		$1,123,050

Chemicals — 0.9%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$516,250

		$516,250

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 0.6%
Mattel, Inc., 2.35%, 8/15/21	$375	$349,688

		$349,688

Containers — 1.3%
Ball Corp., 4.375%, 12/15/20	$455	$462,394
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	250	250,775

		$713,169

Diversified Financial Services — 5.5%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$250	$252,500
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)	250	254,425
DAE Funding, LLC, 5.25%, 11/15/21(1)	705	712,050
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	750	771,562
Navient Corp., 6.50%, 6/15/22	500	512,025
Navient Corp., 8.00%, 3/25/20	250	260,938
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	215	219,096

		$2,982,596

Diversified Media — 0.9%
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	$500	$501,750

		$501,750

Energy — 9.7%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$550,233
Antero Resources Corp., 5.375%, 11/1/21	750	756,600
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	235	252,331
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	139,825
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	23	23,173
Denbury Resources, Inc., 9.00%, 5/15/21(1)	10	9,950
Energy Transfer, L.P., 7.50%, 10/15/20	500	531,875
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	673,125
Gulfport Energy Corp., 6.625%, 5/1/23	150	149,344
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,333
Precision Drilling Corp., 6.50%, 12/15/21	7	7,217
Resolute Energy Corp., 8.50%, 5/1/20	500	501,875
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	85,000
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	65	64,187
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,076	1,062,550
Transocean, Inc., 8.375%, 12/15/21	100	105,000
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	71	71,584
Whiting Petroleum Corp., 5.75%, 3/15/21	300	301,500

		$5,310,702

Environmental — 0.9%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$462,675

		$462,675

Food & Drug Retail — 2.1%
Safeway, Inc., 3.95%, 8/15/20	$422	$415,670
Safeway, Inc., 4.75%, 12/1/21	759	717,255

		$1,132,925

Security	Principal Amount (000’s omitted)	Value
Gaming — 6.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,254
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	641,700
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	270,000
MGM Resorts International, 6.75%, 10/1/20	750	784,733
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	210,000
Scientific Games International, Inc., 6.625%, 5/15/21	230	228,850
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	776,120
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	530	575,050

		$3,516,707

Health Care — 6.4%
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	$35	$35,066
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	500	518,125
Centene Corp., 4.75%, 5/15/22	500	510,775
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	335	335,837
HCA, Inc., 5.875%, 3/15/22	500	530,630
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	417,725
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(2)	25	24,094
Tenet Healthcare Corp., 6.00%, 10/1/20	600	621,930
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	52,013
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	500	483,260

		$3,529,455

Homebuilders/Real Estate — 2.3%
Realogy Group, LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	$500	$500,435
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(1)	250	251,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	501,250

		$1,252,935

Hotels — 0.6%
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	$338	$340,958

		$340,958

Leisure — 0.7%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$400	$403,500

		$403,500

Metals/Mining — 2.0%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$480,000
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	549,656
New Gold, Inc., 6.25%, 11/15/22(1)	86	79,765

		$1,109,421

Railroad — 0.6%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$300	$302,280

		$302,280

Restaurants — 3.2%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC, 5.875%, 5/15/21(1)	$997	$1,011,646
Yum! Brands, Inc., 3.875%, 11/1/20	750	748,125

		$1,759,771

Security	Principal Amount (000’s omitted)	Value
Retail — 1.9%
Murphy Oil USA, Inc., 6.00%, 8/15/23	$150	$152,812
Party City Holdings, Inc., 6.125%, 8/15/23(1)	375	380,625
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	499,375

		$1,032,812

Services — 2.8%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$200	$195,500
Laureate Education, Inc., 8.25%, 5/1/25(1)	549	598,410
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	217	230,020
United Rentals North America, Inc., 4.625%, 7/15/23	500	507,650

		$1,531,580

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$290,278

		$290,278

Technology — 6.8%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$25	$25,443
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,000	1,018,722
EIG Investors Corp., 10.875%, 2/1/24	825	872,437
EMC Corp., 2.65%, 6/1/20	500	492,285
Infor (US), Inc., 5.75%, 8/15/20(1)	133	135,135
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(2)	395	399,444
Nokia Oyj, 3.375%, 6/12/22	250	246,563
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	500	503,095
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	50	36,750

		$3,729,874

Telecommunications — 6.0%
Digicel, Ltd., 6.00%, 4/15/21(1)	$650	$603,200
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	227,757
Hughes Satellite Systems Corp., 7.625%, 6/15/21	250	265,625
Level 3 Financing, Inc., 5.375%, 8/15/22	500	505,150
Qwest Corp., 6.75%, 12/1/21	500	535,635
SBA Communications Corp., 4.00%, 10/1/22	75	74,438
Sprint Communications, Inc., 7.00%, 8/15/20	375	390,000
Sprint Corp., 7.25%, 9/15/21	625	657,881

		$3,259,686

Utilities — 3.0%
AES Corp. (The), 4.00%, 3/15/21	$570	$570,000
AES Corp. (The), 4.875%, 5/15/23	500	506,250
Calpine Corp., 6.00%, 1/15/22(1)	125	126,406
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	350	343,875
Vistra Energy Corp., 5.875%, 6/1/23	100	102,750

		$1,649,281

Total Corporate Bonds & Notes (identified cost $45,600,339)		$45,226,058

Senior Floating-Rate Loans — 15.8%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$56	$55,057
TransDigm, Inc., Term Loan, Maturing 6/9/23(4)	37	36,250

		$91,307

Automotive & Auto Parts — 0.3%
Navistar International Corporation, Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$141	$139,107

		$139,107

Containers — 2.3%
Berry Global, Inc., Term Loan, Maturing 1/6/21(4)	$500	$498,125
BWAY Holding Company, Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	44	42,205
Reynolds Group Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23	748	739,000

		$1,279,330

Food/Beverage/Tobacco — 1.3%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$130	$129,189
US Foods, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 6/27/23	598	589,937

		$719,126

Gaming — 3.0%
CCM Merger, Inc., Term Loan, Maturing 8/8/21(4)	$500	$497,291
GLP Financing, LLC, Term Loan, 4.02%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	636	626,755
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(4)	500	496,375

		$1,620,421

Health Care — 0.9%
Acadia Healthcare Company, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$31	$30,496
Bausch Health Companies, Inc., Term Loan, Maturing 11/27/25(4)	250	246,750
Kinetic Concepts, Inc., Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	12	11,944
Press Ganey Holdings, Inc., Term Loan, Maturing 10/23/23(4)	176	173,360
Press Ganey Holdings, Inc., Term Loan - Second Lien, Maturing 10/21/24(4)	39	38,951

		$501,501

Insurance — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	$135	$131,962

		$131,962

Services — 1.1%
AlixPartners, LLP, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$491	$486,338
Applied Systems, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	78	76,369
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	70	68,600

		$631,307

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 4.2%
EIG Investors Corp., Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing 2/9/23(5)	$447	$441,546
First Data Corporation, Term Loan, Maturing 7/8/22(4)	600	598,350
Infor (US), Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	661	657,832
SS&C Technologies, Inc., Term Loan, Maturing 4/16/25(4)	100	98,278
VeriFone Systems, Inc., Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	135	131,885
Veritas Bermuda, Ltd., Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing 1/27/23(5)	448	393,190

		$2,321,081

Telecommunications — 1.0%
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$535	$539,514

		$539,514

Utilities — 1.3%
TEX Operations Co., LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$465	$457,762
Vistra Energy Corp., Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	129	126,521
Vistra Operations Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	105	103,424

		$687,707

Total Senior Floating-Rate Loans (identified cost $8,687,429)		$8,662,363

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Teva Pharmaceutical Finance Co., LLC, 0.25%, 2/1/26	$250	$232,180

		$232,180

Utilities — 0.5%
Pattern Energy Group, Inc., 4.00%, 7/15/20	$270	$272,050

		$272,050

Total Convertible Bonds (identified cost $492,474)		$504,230

Miscellaneous — 0.0%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.0%
Avaya, Inc., Escrow Certificates(6)(7)	$125	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(8)	2,381,490	$2,381,490

		$2,381,490

Total Short-Term Investments (identified cost $2,381,351)		$2,381,490

Total Investments — 103.6% (identified cost $57,161,593)		$56,774,141

Other Assets, Less Liabilities — (3.6)%		$(1,985,822)

Net Assets — 100.0%		$54,788,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $20,625,600 or 37.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(4)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Non-income producing security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $24,365.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$45,226,058	$—	$45,226,058
Senior Floating-Rate Loans	—	8,662,363	—	8,662,363
Convertible Bonds	—	504,230	—	504,230
Miscellaneous	—	—	0	0
Short-Term Investments	—	2,381,490	—	2,381,490
Total Investments	$—	$56,774,141	$0	$56,774,141

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019